COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lessee Quantitative Information
The table below presents the summarized quantitative information with regard to lease contracts we have entered into:

	Fiscal Year Ended
(In thousands)	December 31, 2023	January 1, 2023
Operating lease expense	$5,236	$4,173
Cash paid for amounts included in the measurement of lease liabilities
Cash paid for operating leases	5,941	3,537
Right-of-use assets obtained in exchange for lease obligations	10,929	5,639
Weighted-average remaining lease term (in years) – operating leases	3.9	4.6
Weighted-average discount rate – operating leases	6.5%	6.4%

Schedule of Lessee, Operating Lease, Liability, Maturity
The following table presents our minimum future rental payments on leases placed in service as of December 31, 2023:

(In thousands)	Operating Leases	Finance Lease
2024	$7,143	$504
2025	7,046	519
2026	6,625	535
2027	4,795	229
2028	3,519	—
Thereafter	—	—
Total lease payments	29,128	1,787
Less: imputed interest	(3,712)	(160)
Total	$25,416	$1,627

Schedule of Minimum Future Rental Receivables
The following table presents our minimum future rental receivables on the operating leases as of December 31, 2023:

		Payments Due by Fiscal Year
(In thousands)	Total	2024	2025	Thereafter
Minimum future rental receivable	$2,585	$2,408	$177	$—

Schedule of Purchase Obligations
Future purchase obligations under non-cancellable purchase orders and long-term supply and service agreements as of December 31, 2023 are as follows:

(In thousands)	Fiscal Year 2024	Fiscal Year 2025	Fiscal Year 2026 and thereafter	Total(1)
Future purchase obligations	$266,619	$481	$922	$268,022
(1)Total future purchase obligations comprised of $150.6 million related to non-cancellable purchase orders and $117.4 million related to long-term supply and service agreements.

Schedule of Product Warranty
The following table summarizes the product warranty activities for fiscal years 2023 and 2022:

	Fiscal Year
(In thousands)	2023	2022
Balance at the beginning of the period	$28,347	$30,616
Accruals for warranties issued during the period	6,437	6,366
Settlements and adjustments during the period	(13,794)	(8,635)
Balance at the end of the period	$20,990	$28,347

Schedule of Finance Lease, Liability, Fiscal Year Maturity
The following table presents our minimum future rental payments on leases placed in service as of December 31, 2023:

(In thousands)	Operating Leases	Finance Lease
2024	$7,143	$504
2025	7,046	519
2026	6,625	535
2027	4,795	229
2028	3,519	—
Thereafter	—	—
Total lease payments	29,128	1,787
Less: imputed interest	(3,712)	(160)
Total	$25,416	$1,627